Bank Debt, textual 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Interest Costs Incurred	$ 23,266	$ 20,397	$ 12,286
Interest Costs, Capitalized During Period	$ 42	$ 821	$ 636
All loans and credit facilities
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	3.838%	3.29%	2.184%
Debt Instrument, Priority	• First priority mortgages over the vessels owned by the respective borrowers; • For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Commander, Martine, Eleni, Kypros Bravery, Kypros Loyalty and Troodos Air; • First priority assignment of all insurances and earnings of the mortgaged vessels; and • Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).
Minimum Value Covenant 2018	120.00%
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant	$ 1,000
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant in next twelve months	$ 1,000
Consolidated Leverage Covenant 2017	90.00%
Net Worth Covenant	$ 150,000
Minimum Percentage Of Ownership	35.00%
Debt Instrument, Covenant Description	• its total consolidated liabilities divided by its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 90% on December 31, 2017, 85% applicable as of January 1, 2018 onwards, for credit facilities outstanding with commercial financing institutions and 80% for credit facilities outstanding with government owned export credit institutions (the “Consolidated Leverage Covenant”); • its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 for credit facilities outstanding with government owned export credit institutions and for credit facilities outstanding with commercial financing institutions (the “Net Worth Covenant”); • the ratio of its EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis, applicable as of January 1, 2018, onwards for credit facilities, outstanding with commercial financing institutions (the “EBITDA Covenant”); • the ratio of its aggregate debt to EBITDA must not exceed 5.5:1 on a trailing 12 months’ basis, applicable as of June 30, 2019, (our next testing date) onwards for credit facilities outstanding with government owned export credit institutions; • its consolidated debt must not exceed $605,000 on December 31, 2017, $600,000 on June 30, 2018 and $580,000 on December 31, 2018 for credit facilities outstanding with government owned export credit institutions; • payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends; and • a minimum of 35% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.
Debt Instrument, Covenant Compliance	As of December 31, 2017, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.
Government owned export credit institutions
Debt Instrument [Line Items]
Minimum Value Covenant 2019 onwards	120.00%
Consolidated Leverage Covenant 2018 onwards	80.00%
Debt To Ebitda Covenant June 30, 2019	5.5:1 on a trailing 12 months’ basis
Consolidated Debt Convenant	$ 605,000
Consolidated Debt Covenant June 2018	600,000
Consolidated Debt Covenant Dec 2018	$ 580,000
Commercial financing institutions
Debt Instrument [Line Items]
Minimum Value Covenant 2019 onwards	120.00%
Consolidated Leverage Covenant 2018 onwards	85.00%
Ebitda To Interest Covenant 2018	2.0:1 applicable on a trailing 12 month basis
Minimum | All loans and credit facilities
Debt Instrument [Line Items]
Minimum Value Covenant 2018	100.00%
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant	$ 250
Mininum cash balance of loan and credit facility agrrements as collateral deposit with restrictive liquidity covenant in next twelve months	$ 150